Corporate Information (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Lilium N.V.
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%
Lilium GmbH
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Schweiz GmbH
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation UK Ltd.
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation Inc.
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium eAircraft GmbH
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%	100.00%
Stichting JSOP
Corporate Information [Line Items]
Proportion of interest in subsidiary	0.00%
Lilium Aviation Spain SL
Corporate Information [Line Items]
Proportion of interest in subsidiary	100.00%